Impairment Testing Of Intangible Assets With Indefinite Useful Lives - Summary Of The Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Key Assumptions (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [member] | WACC [member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	€ 3,810	€ 4,002
Goodwill [member] | WACC [member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	5,904	5,356
Goodwill [member] | WACC [member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	1,928	1,331
Goodwill [member] | Long Term Growth Rate [Member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	1,522	1,563
Goodwill [member] | Long Term Growth Rate [Member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	2,507	2,888
Goodwill [member] | Long Term Growth Rate [Member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	782	642
Brand [member] | WACC [member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	1,002	1,035
Brand [member] | WACC [member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	491	476
Brand [member] | WACC [member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	330	245
Brand [member] | WACC [member] | Sergio Rossi [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	23	31
Brand [member] | Long Term Growth Rate [Member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	310	330
Brand [member] | Long Term Growth Rate [Member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	172	219
Brand [member] | Long Term Growth Rate [Member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	110	87
Brand [member] | Long Term Growth Rate [Member] | Sergio Rossi [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	6	10
Brand [member] | Royalty Rate [Member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	2,236	2,178
Brand [member] | Royalty Rate [Member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	2,053	2,004
Brand [member] | Royalty Rate [Member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	1,118	924
Brand [member] | Royalty Rate [Member] | Sergio Rossi [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	€ 334	€ 351